Segment Information	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
Segment information
26.	Segment information

The information by operating segments is presented consistently with the information included in the internal reports provided to the highest authority in making operating decisions (Chief Operating Decision Maker or “CODM”).

The Board of Directors is who evaluates the financial performance, the situation of the Group and makes strategic decisions. It has been identified as the highest authority in operating decision-making, and it is integrated by seven independent members, two members and the Executive Board Chairman.

As discussed in note 1, the Group has identified the reportable business segments as follows:

●	Home organization segment (Betterware segment or BWM segment): formed by seven different categories through which Betterware offers its product line include kitchen and food preservation, home solutions, bathroom, laundry & cleaning, tech and mobility, bedroom and wellness. BWM’s products are sold through catalogues and are distributed to the end customer by its network of distributors and associates in Mexico. As of December 31, 2024, the net income corresponding to this reportable segment represented 42.5%.

●	Beauty and Personal Care (B&PC) segment (Jafra segment), formed by four main categories: fragrance, color (cosmetics), skin care and toiletries. Jafra’s products are sold through 12 promotional catalogues published on a monthly basis and are distributed to the end customer by its network of leaders and consultants in its operative segments located in Mexico (Jafra Mexico) and the United States (Jafra US). As of December 31, 2024, the net income corresponding to this reportable segment represented 57.5%.

EBITDA is reconciled to income before income taxes as follows:

	2024		2023	2022
(+) Net revenue BWM		5,991,834	5,726,608	6,343,344
(+) Net revenue JAFRA		8,108,924	7,282,899	5,164,205
(=) Total Net revenue	Ps.	14,100,758	13,009,507	11,507,549
(+) EBITDA BWM		1,296,538	1,434,501	1,514,227
(+) EBITDA JAFRA		781,856	1,286,399	801,881
(=) EBITDA(*)		2,078,394	2,720,900	2,316,108
Depreciation and amortization		(392,186)	(382,119)	(287,702)
Interest expense		(639,705)	(827,812)	(543,321)
Interest income		22,818	45,056	28,689
Unrealized (loss) gain in valuation of DFI		156,766	(32,591)	(43,522)
Foreign exchange loss, net		(45,305)	(106,847)	(83,368)
Income before income taxes	Ps.	1,180,782	1,416,587	1,386,884

(*)	EBITDA is composed of net income, (+) depreciation and amortization, (+) net financing costs, (+) income taxes. The CODM reviews segment profitability on an EBITDA and Adjusted EBITDA basis. EBITDA is the Company's single measure of segment profitability. In 2024, the adjusted EBITDA is made up of adding unusual items: (+) the impairment of assets held for sale, (+) other expenses by selling of properties. which is shown in the Company's annual report.

The segment information of the Group is detailed in the following table:

As of December 31,	2024
Segments	BWM		JAFRA	Eliminations*	Total
Other expenses by selling of properties	Ps.	-	529,722	-	529,722
Impairment of assets held for sale	Ps.	-	166,581	-	166,581
Interest expense	Ps.	(903,431)	(34,088)	297,814	(639,705)
Interest income	Ps.	10,956	309,676	(297,814)	22,818
Unrealized gain in valuation of DFI	Ps.	156,766	-	-	156,766
Foreign exchange loss, net	Ps.	(40,792)	(4,513)	-	(45,305)
Net revenue	Ps.	5,991,834	8,108,924	-	14,100,758
Cost of sales	Ps.	2,569,082	1,951,141	-	4,520,223
Depreciation and amortization	Ps.	137,496	254,690	-	392,186
Income taxes	Ps.	236,306	232,954	-	469,260
Total assets	Ps.	10,557,935	8,115,089	(8,219,257)	10,453,767
Total liabilities	Ps.	(9,970,378)	(2,404,101)	3,083,360	(9,291,119)

(*)	The column of eliminations corresponds to the transactions between the Group’s subsidiaries for the concepts of loans, interest income (expenses), expenses for corporate services, sales of fixed assets, initial investment in subsidiary, among the most important.
As of December 31,	2023
Segments	BWM		JAFRA	Eliminations*	Total
Interest expense	Ps.	(941,781)	(33,581)	147,550	(827,812)
Interest income	Ps.	10,033	182,573	(147,550)	45,056
Unrealized loss in valuation of DFI	Ps.	(32,591)	-	-	(32,591)
Foreign exchange (loss) gain, net	Ps.	(110,103)	3,256	-	(106,847)
Net revenue	Ps.	5,726,608	7,282,899	-	13,009,507
Cost of sales	Ps.	2,443,229	1,817,613	-	4,260,842
Depreciation and amortization	Ps.	128,450	253,669	-	382,119
Income taxes	Ps.	140,762	239,261	--	380,023
Total assets	Ps.	10,194,967	9,350,652	(8,451,908)	11,093,711
Total liabilities	Ps.	(8,724,053)	(2,920,084)	2,013,265	(9,630,872)

(*)	The column of eliminations corresponds to the transactions between the Group’s subsidiaries for the concepts of loans, interest income (expenses), expenses for corporate services, sales of fixed assets, initial investment in subsidiary, among the most important.

As of December 31,	2022
Segments	BWM		JAFRA	Eliminations*	Total
Interest expense	Ps.	(546,977)	(11,039)	14,695	(543,321)
Interest income	Ps.	10,607	32,777	(14,695)	28,689
Unrealized loss in valuation of DFI	Ps.	(43,522)	-	-	(43,522)
Foreign exchange loss, net	Ps.	(81,212)	(2,156)	-	(83,368)
Net revenue	Ps.	6,343,344	5,164,205	-	11,507,549
Cost of sales	Ps.	2,576,179	1,407,392	-	3,983,571
Depreciation and amortization	Ps.	109,055	178,647	-	287,702
Income taxes	Ps.	367,166	149,754	-	516,920
Total assets	Ps.	8,958,162	8,154,942	(5,780,371)	11,332,733
Total liabilities	Ps.	(8,363,605)	(2,592,037)	720,189	(10,235,453)

(*)	The column of eliminations corresponds to the transactions between the Group’s subsidiaries for the concepts of loans, interest income (expenses), expenses for corporate services, sales of fixed assets, initial investment in subsidiary, among the most important.

The income recognized during the years 2024, 2023 and 2022, national and foreign, is shown below:

	2024		2023	2022

Revenue in Mexico	Ps.	13,166,582	12,072,852	10,531,505
Revenue in United States (1)		924,976	927,947	966,085
Revenue in Guatemala		9,200	8,708	9,959

Total revenue of the Group	Ps.	14,100,758	13,009,507	11,507,549

(1)	The main concentration of Jafra’s income is in Mexico, however, there is an entity in the United States which represents a smaller percentage less than 8% of the Group’s total income.

The Group considers that there are no concentration risks given the nature of the business and the sale of its products through a significant number of distributors, leaders and consultants.

The percentage of consolidated non-current assets by geographic area at the end of 2024, 2023 and 2022, are shown below:

	2024			2023		2022
	México		USA	México	USA	México	USA

Property, plant and equipment	Ps.	99.4%	0.6%	99.6%	0.4%	99.1%	0.9%
Right-of-use assets		83.6%	16.4%	84.1%	15.9%	70.0%	30.0%
Deferred income tax		100.0%	-	100.0%	-	100.0%	-
Intangible assets (including Goodwill)		100.0%	-	100.0%	-	100.0%	-
Account receivable from sale of properties		100%	-	-	-	-	-
Other assets		88.6%	11.4%	97.7%	2.3%	97.4%	2.6%

Total non-current assets (5)	Ps.	98.9%	1.1%	99.0%	1.0%	98.4%	1.6%

(2)	Betterware of Guatemala and Betterware Peru (the geographical area of Guatemala and Peru), represents 0.0% of the Group’s non-current assets, for the years 2024, 2023 and 2022.